Offerings	Dec. 18, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	831,352
Proposed Maximum Offering Price per Unit | $ / shares	5.74
Maximum Aggregate Offering Price	$ 4,771,960.48
Fee Rate	0.01381%
Amount of Registration Fee	$ 659.01
Offering Note

(1)
These securities are being registered in connection with the resale by the selling securityholders of up to (i) 831,352 shares of the registrant’s common stock, par value $0.0001 per share (“Common Stock”) and (ii) $2,002,400 aggregate principal amount of 9.875% Fixed Rate Senior Notes due 2028 (“Notes”).

(2)
Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

(3)	In accordance with Rule 457(c), based on the average of the high ($5.91) and low ($5.57) sale prices of the shares of Common Stock on The Nasdaq Capital Market on November 21, 2025.

(6)	Calculated pursuant to Rule 457 under the Securities Act by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.00013810.

Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Debt
Security Class Title	9.875% Fixed Rate Senior Notes due 2028
Amount Registered | shares	80,096
Proposed Maximum Offering Price per Unit | $ / shares	25.055
Maximum Aggregate Offering Price	$ 2,006,805.28
Fee Rate	0.01381%
Amount of Registration Fee	$ 277.14
Offering Note

(1)
These securities are being registered in connection with the resale by the selling securityholders of up to (i) 831,352 shares of the registrant’s common stock, par value $0.0001 per share (“Common Stock”) and (ii) $2,002,400 aggregate principal amount of 9.875% Fixed Rate Senior Notes due 2028 (“Notes”).

(2)
Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

(4)	80,096 Notes are being registered, which amounts to $2,002,400 aggregate principal amount of Notes.

(5)	In accordance with Rule 457(c), based on the average of the high ($25.08) and low ($25.03) sale prices of the Notes on The Nasdaq Capital Market on November 21, 2025.

(6)	Calculated pursuant to Rule 457 under the Securities Act by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.00013810.